Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization and principal activities
Schedule of major consolidated subsidiaries, VIEs and VIEs' subsidiaries

In 2019, the Company’s major consolidated subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

			Percentage
			of
			direct or
	Date of		indirect
	incorporation or	Place of	economic
Name	acquisition	incorporation	ownership
Wholly owned and majority owned subsidiaries of the Company:
China Classified Network Corporation (“CCNC BVI”)	January 5, 2010	British Virgin Islands	100%
China Classified Information Corporation Limited (“CCIC HK”)	January 18, 2010	Hong Kong	100%
Beijing Chengshi Wanglin Information Technology Co., Ltd. (“Wanglin”)	March 8, 2010	PRC	100%
58 Tongcheng Information Technology Co., Ltd. (“58 Technology”)	March 15, 2012	PRC	100%
Anjuke Inc. (“Anjuke”)	March 2, 2015	Cayman Island	100%
Ruiting Network Technology (Shanghai) Co., Ltd. (“Shanghai Ruiting”)	March 2, 2015	PRC	100%
58.com Holdings Inc. (“58 Holdings”)	July 11, 2014	British Virgin Islands	100%
Falcon View Technology (“Ganji”)	August 6, 2015	Cayman Island	100%
Beijing Yangguang Gudi Science Development Co., Ltd. (“Yangguang Gudi”)	August 6, 2015	PRC	100%
Zhuan Spirit Holdings Limited (“Zhuan Zhuan Holding”)	March 24, 2017	Cayman Island	63.5%
Zhuan Vision Holdings Limited (“Zhuan Vision”)	April 20, 2017	Hong Kong	63.5%
Tianjin Zhuanzhuan World Technology Co., Ltd (“Tianjin Zhuanzhuan”)	June 21, 2017	PRC	63.5%
VIEs and VIEs’ subsidiaries:
Beijing 58 Information Technology Co., Ltd. (“Beijing 58”)	December 12, 2005	PRC	100%
58 Co., Ltd.	July 28, 2011	PRC	100%
Shanghai Ruijia Information Technology Co., Ltd.	March 2, 2015	PRC	100%
Beijing 58 Auto Technology Co., Ltd. (“Beijing 58 Auto”, formerly known as Beijing Leftbrain Network Technology Co., Ltd.)	November 26, 2015	PRC	89.8%
Beijing Shanjing Kechuang Network Technology Co., Ltd. (“Shanjing Kechuang”)	August 6, 2015	PRC	100%
Beijing Zhuanzhuan Spirit Technology Co., Ltd. (“Beijing Zhuanzhuan”)	April 11, 2017	PRC	63.5%

Schedule of financial statement amounts and balances of the Group's VIEs and VIEs' subsidiaries were included in the accompanying consolidated financial statements

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	1,201,368	423,153
Short-term investments	1,162,694	3,282,743
Accounts receivable, net	437,985	466,317
Prepayments and other current assets	659,454	628,138
Property and equipment, net	140,600	169,242
Long-term investments	1,703,968	3,234,260
Intangible assets, net and goodwill	15,634,421	15,451,122
Right-of-use assets, net	—	223,578
Long-term prepayments and other non-current assets	52,364	139,064
Total assets	20,992,854	24,017,617
Accounts payable	297,774	383,504
Deferred revenues	803,140	595,045
Customer advances	239,622	337,952
Taxes payable	35,583	77,417
Salary and welfare payable	295,430	320,769
Inter-company payable	4,326,185	7,168,608
Accrued expenses and other current liabilities	312,681	535,823
Operating lease liabilities-current	—	108,211
Deferred tax liabilities	246,858	208,050
Operating lease liabilities-non-current	—	120,247
Total liabilities	6,557,273	9,855,626

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenue	4,086,645	4,244,322	4,480,963
Net (loss)/income	649,831	(603,099)	(835,874)
Net cash provided by operating activities	1,272,425	2,201,663	2,420,664
Net cash used in investing activities	(1,449,482)	(1,402,912)	(3,745,087)
Net cash provided by financing activities	3,485	80,000	545,841